Other Current Liabilities Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Accrued bonuses		$ 9,727	$ 5,126
Trade promotions		14,521	10,919
Deferred compensation - current portion		677	1,338
Accrued legal settlement		32,000	0
Other current liabilities		13,534	9,630
Other Liabilities, Current	$ 32,317	$ 70,459	$ 27,013